UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported): May 8, 2013

TD AUTO FINANCE LLC

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: 333-163025

Central Index Key Number of securitizer: 0001337471

Q. Gwynn Lam, Assistant Secretary

(248) 427-2585

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

By this filing the securitizer is terminating its reporting obligation pursuant to Rule 15Ga-1(c)(3). The date of the last payment on the last outstanding asset-backed security issued or sponsored by the securitizer was May 8, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

TD AUTO FINANCE LLC
(Securitizer)

By:	/s/ Mark L. Davis
Mark L. Davis
Assistant Controller

Date: May 9, 2013